united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 8/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

MEASURED RISK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Contracts ^		Expiration Date	Exercise Price	Notional Amount	Value
	PURCHASED OPTIONS - 3.6% *
	PURCHASED CALL OPTIONS - 1.9% *
61	S&P 500 Index	1/18/2019	$3,150.00	$19,215,000	$45,445
81	S&P 500 Index	3/15/2019	3,200.00	25,920,000	77,355
100	S&P 500 Index	6/21/2019	3,300.00	33,000,000	111,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $150,238)				234,300

	PURCHASED PUT OPTIONS - 1.7% *
1,000	iPath S&P 500 VIX Short-Term Futures ETF	9/7/2018	26.50	2,650,000	4,000
3,000	iPath S&P 500 VIX Short-Term Futures ETF	9/7/2018	28.00	8,400,000	112,500
1,000	iPath S&P 500 VIX Short-Term Futures ETF	9/7/2018	28.50	2,850,000	67,500
753	ProShares Short VIX Short-Term Futures ETF	12/21/2018	5.00	376,500	4,894
668	ProShares Short VIX Short-Term Futures ETF	12/21/2018	10.00	668,000	14,696
	TOTAL PURCHASED PUT OPTIONS (Cost - $135,266)				203,590

	TOTAL PURCHASED OPTIONS (Cost - $285,504)				437,890

Principal
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 89.8%
$563,000	United States Treasury Bill, 1.910% due 09/13/2018 # +				2,773,602
3,357,000	United States Treasury Bill, 2.095% due 12/06/2018 # +				2,762,670
2,500,000	United States Treasury Bill, 2.070% due 03/28/2019 # +				2,740,433
2,000,000	United States Treasury Bill, 2.275% due 06/20/2019 # +				2,723,512
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $11,004,669)				11,000,217

Shares
	SHORT-TERM INVESTMENT - 1.9%
230,116	Federated Treasury Obligations Fund - Service Shares, 1.60% **				230,116
	TOTAL SHORT-TERM INVESTMENT (Cost - $230,116)

	TOTAL INVESTMENTS - 95.3% (Cost - $11,520,289) (a)				$11,668,223
	OPTIONS WRITTEN - (2.1) % (Proceeds - $158,095) (a)				(252,800)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8%				830,959
	NET ASSETS - 100.0%				$12,246,382

Contracts ^		Expiration Date	Exercise Price	Notional Amount	Value
	OPTIONS WRITTEN - (2.1) % *
	CALL OPTIONS WRITTEN - (0.9) % *
60	S&P 500 Index	1/18/2019	$3,250.00	$19,500,000	$18,300
80	S&P 500 Index	3/15/2019	3,300.00	26,400,000	34,000
100	S&P 500 Index	6/21/2019	3,400.00	34,000,000	56,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $69,404)				108,800

	WRITTEN PUT OPTIONS - (1.2) % *
1,000	iPath S&P 500 VIX Short-Term Futures ETF	9/7/2018	27.00	2,700,000	8,000
2,000	iPath S&P 500 VIX Short-Term Futures ETF	9/7/2018	27.50	5,500,000	39,000
1,000	iPath S&P 500 VIX Short-Term Futures ETF	9/7/2018	29.00	2,900,000	97,000
	TOTAL PURCHASED PUT OPTIONS (Proceeds - $88,691)				144,000

	TOTAL PURCHASED OPTIONS (Proceeds - $158,095)				$252,800

ETF - Exchange Traded Fund
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
* Non-income producing security
# Discount rate as of August 31, 2018.
+ All or a portion of this security is held as collateral for written options as of August 31, 2018.
** Money market fund; rate reflects seven-day effective yield on August 31, 2018.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written is
$11,223,562 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:		$191,861
			Unrealized depreciation:		-
			Net unrealized appreciation:		$191,861

MEASURED RISK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

MEASURED RISK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Purchased Call Options	$-	$234,300	$-	$234,300
Purchased Put Options	-	203,590	-	203,590
U.S. Government Obligations	-	11,000,217	-	11,000,217
Short-Term Investments	230,116	-	-	230,116
Total	$230,116	$11,438,107	$-	$11,668,223
Liabilities
Call Options Written	$-	$108,800	$-	$108,800
Put Options Written	-	144,000	-	144,000
Total	$-	$252,800	$-	$252,800

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

*/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/26/18

By

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/26/18